Other assets	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Current assets - other
Note 1
4
. Other assets
Current assets

		2022
	2023	Reclassified
	A$’000	A$’000

Prepayments	1,632	1,997

This contains the prepayment of invoices in relation to the annual insurance renewal program. An offsetting borrowing for the funding of this prepayment in included in Borrowings - See Note 17 Borrowings.
Prepayment of annual insurance program invoices is included in Prepayments. An offsetting amount relating to the funding of insurance invoices is contained in Borrowings - See Note 17.